Evercore Inc. (Parent Company Only) Financial Statements - Condensed Statements of Operations (Parent Company Only) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Total Revenues									$ 1,456,790	$ 1,240,248	$ 931,402
Interest Expense									16,738	16,975	15,544
Net Revenues	$ 445,369	$ 386,314	$ 350,656	$ 257,713	$ 408,243	$ 308,951	$ 268,096	$ 237,983	1,440,052	1,223,273	915,858
Expenses
Total Expenses	348,010	301,229	288,051	241,588	333,580	297,053	236,985	226,985	1,178,878	1,094,603	744,911
Provision for Income Taxes	39,913	38,980	30,676	9,734	46,703	7,392	16,723	6,212	119,303	77,030	68,756
Net Income	$ 59,958	$ 47,283	$ 33,593	$ 7,678	$ 29,976	$ 5,435	$ 16,386	$ 5,893	148,512	57,690	107,371
Parent Company [Member]
Revenues
Interest Income									8,385	7,818	8,341
Total Revenues									8,385	7,818	8,341
Interest Expense									8,385	7,818	8,341
Net Revenues									0	0	0
Expenses
Total Expenses									0	0	0
Operating Income									0	0	0
Equity in Income of Subsidiary									209,841	103,931	141,612
Provision for Income Taxes									102,313	61,068	54,738
Net Income									$ 107,528	$ 42,863	$ 86,874